Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2019 and 2020, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2019	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	139,917	846	130
Amounts due from subsidiaries and other related parties	2,449,933	2,430,814	372,538
Prepaid expenses and other current assets	15,243	6,272	961
Total current assets	2,605,093	2,437,932	373,629
Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	6,021,088	4,945,849	757,985
Long-term investments	77,054	68,151	10,445
Other assets	1,020	—	—
Total non-current assets	6,099,162	5,014,000	768,430
Total assets	8,704,255	7,451,932	1,142,059
LIABILITIES
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	18,468	18,264	2,799
Accrued interest payable	12,136	9,233	1,415
Accrued expenses and other current liabilities	28,061	13,470	2,065
Total current liabilities	58,665	40,967	6,279
Non-current liabilities
Convertible notes	2,046,051	1,920,227	294,288
Total non-current liabilities	2,046,051	1,920,227	294,288
Total liabilities	2,104,716	1,961,194	300,567
Commitments and contingencies (Note 20)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 263,614,582 shares issued, 258,690,272 shares outstanding as of December 31, 2019; 1,889,352,801 shares authorized, 268,935,832 shares issued, 267,356,928 shares outstanding as of December 31, 2020)	170	176	27
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 100,727,057 shares issued and outstanding as of December 31, 2019; 110,647,199 shares authorized, 96,727,057 shares issued and outstanding as of December 31, 2020)	61	58	9
Additional paid-in capital	2,519,886	2,724,006	417,472
Accumulated other comprehensive (loss)/income	(7,288)	3,308	507
Retained earnings	4,086,710	2,763,190	423,477
Total shareholders’ equity	6,599,539	5,490,738	841,492
Total liabilities and shareholders’ equity	8,704,255	7,451,932	1,142,059

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(15,686)	(18,514)	(15,707)	(2,407)
Total operating expenses	(15,686)	(18,514)	(15,707)	(2,407)
Interest (expense)/income, net	4,304	(14,085)	(47,783)	(7,323)
Equity in income of subsidiaries, VIEs and VIEs’subsidiaries	1,978,986	2,260,115	626,877	96,073
Other long-term investments related impairment	(12,739)	—	—	—
Investment income	18,753	57,391	27,624	4,234
Others, net	3,688	9,645	3,969	608
Income before income tax expense	1,977,306	2,294,552	594,980	91,185
Income tax expense	—	—	—	—
Net income	1,977,306	2,294,552	594,980	91,185
Other comprehensive income：
Foreign currency translation adjustments, net of nil tax	643	7,020	10,596	1,624
Total comprehensive income	1,977,949	2,301,572	605,576	92,809

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash used in operating activities	(126,773)	(2,230,673)	(143,317)	(21,963)
Cash flows from investing activities:	—	—	—	—
Cash paid on long–term investments	(655,959)	(66,737)	(17,558)	(2,691)
Proceeds from disposal of long-term investments	—	9,000	27,557	4,223
Net cash (used in)/provided by investing activities	(655,959)	(57,737)	9,999	1,532
Cash flows from financing activities:	—	—	—	—
Proceeds from share issuance upon the underwriters’ exercise of over–allotment options, net of issuance costs	95,125	—	—	—
Proceeds from receivables from Pre–IPO Series C–1 preferred shareholders	170,790	348,264	—	—
Proceeds from issuance of convertible notes, net of debt discount	—	2,096,408	—	—
Payment of debt issuance costs	—	(24,048)	—	—
Payment of initial public offering expenses	(23,908)	—	—	—
Exercise of share–based awards	14	10,968	7,970	1,221
Net cash provided by financing activities	242,021	2,431,592	7,970	1,221
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(28,773)	(4,140)	(13,607)	(2,085)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(569,484)	139,042	(138,955)	(21,295)
Cash and cash equivalents and restricted cash at beginning of the year	570,359	875	139,917	21,443
Effect on the cash and cash equivalents at beginning of the year due to the adoption of ASC 326 (Note 2(g))	—	—	(116)	(18)
Cash and cash equivalents and restricted cash at end of the year	875	139,917	846	130

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ income are presented as “Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.